LONG-TERM INVESTMENTS - Additional information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Schedule Of Investments
Purchase of long term investments		$ 25,988	¥ 180,927	¥ 109,854	¥ 23,610
Gain from fair value change of long-term investments				7,860
Huaying Fund
Schedule Of Investments
Purchase of long term investments						¥ 50,000
Equity method investment, ownership percentage						49.50%
Huaying Fund II
Schedule Of Investments
Purchase of long term investments			¥ 102,000
Equity method investment, ownership percentage		34.00%	34.00%
Sifive
Schedule Of Investments
Purchase of long term investments				¥ 12,332
Equity interests (as a percent)	1.01%			1.01%
Gain from fair value change of long-term investments		$ 0		¥ 7,860
Greenwaves
Schedule Of Investments
Purchase of long term investments	¥ 19,906
Equity interests (as a percent)	8.33%			8.33%
Morsel Inc.
Schedule Of Investments
Purchase of long term investments | $		$ 3,500
Equity interests (as a percent)		13.40%	13.40%
Equity interests with liquidation preference rights (as a percent)		11.30%	11.30%
Equity interests without liquidation preference		2.10%	2.10%
Snowball
Schedule Of Investments
Equity interests (as a percent)		4.30%	4.30%
Sunny
Schedule Of Investments
Purchase of long term investments			¥ 43,302	¥ 49,091
Equity interests (as a percent)	23.00%			23.00%